Goodwill and Intangible Assets - Goodwill and Non-amortizing Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill
Balance at beginning, Goodwill		$ 746	$ 746
Impairments, Goodwill	$ (108)	(108)
Balance at beginning, Goodwill	638	638	746	$ 746
Total
Balance at beginning		1,337
Impairments	(525)	(525)	0	0
Balance at ending	812	812	1,337
Accumulated goodwill impairment losses	108	108
Cable Certificates
Cable Certificates and Other
Balance at beginning, Cable Certificates and Other		550
Impairments, Cable Certificates and Other	(401)	$ (401)
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]		Impairments
Balance at ending, Cable Certificates and Other	149	$ 149	550
Other
Cable Certificates and Other
Balance at beginning, Cable Certificates and Other		41	40
Impairments, Cable Certificates and Other	(16)	$ (16)
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]		Impairments
Balance at ending, Cable Certificates and Other	$ 25	$ 25	$ 41	$ 40